Other non-current financial assets - Disclosure of Reconciliation of Other Non-Current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets, beginning balance	€ 12,516	€ 15,170	€ 12,703
Additions	3,759	265	4,106
Repayments	(688)	(2,169)	(2,867)
Share of joint venture losses on loan receivable	(562)	(907)	(1,390)
Impairment charge of the year	(2,390)	0	0
Increase in loans to joint venture	0	0	2,850
Other	0	(121)	121
Exchange differences	71	278	(353)
Other non-current assets, ending balance	€ 12,706	€ 12,516	€ 15,170